ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Accounts receivable	299,123	605,364	96,182
Allowance for doubtful accounts	(2,223)	(5,806)	(922)

	296,900	599,558	95,260

The movements in the allowance for doubtful accounts were as follows:

	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)
Balance at the beginning of the year	8,561	9,015	2,223	353
Amounts charged to (credited against) costs and expenses	454	(6,792)	3,583	569

Balance at the end of the year	9,015	2,223	5,806	922